UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

QS

U.S. SMALL

CAPITALIZATION

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Small Capitalization Equity Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	QS U.S. Small Capitalization Equity Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

QS U.S. Small Capitalization Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first two months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through June 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended June 30, 2017, the S&P 500 Indexiv gained 9.34%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 9.27% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexvi, generated the weakest results, returning 4.99%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 7.99%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 13.69% and 4.32%, respectively, during the six months ended June 30, 2017.

Performance review

For the six months ended June 30, 2017, Class I shares of QS U.S. Small Capitalization Equity Fund returned 1.15%. The Fund’s unmanaged benchmark, the Russell 2000 Index, returned 4.99% for the same period. The Lipper Small-Cap Core Funds Category Average1 returned 3.54% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 989 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	QS U.S. Small Capitalization Equity Fund

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 months
QS U.S. Small Capitalization Equity Fund:
Class A	1.10%
Class A2	0.96%
Class C	0.70%
Class FI	1.07%
Class I	1.15%
Class IS	1.25%
Russell 2000 Index	4.99%
Lipper Small-Cap Core Funds Category Average	3.54%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.19%, 1.46%, 1.96%, 1.24%, 0.99% and 0.77%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager has also agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.40% for Class A2 shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2018 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	5

Investment commentary (cont’d)

class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS U.S. Small Capitalization Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS U.S. Small Capitalization Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.10%	$1,000.00	$1,011.00	1.15%	$5.73	Class A	5.00%	$1,000.00	$1,019.09	1.15%	$5.76
Class A2	0.96	1,000.00	1,009.60	1.40	6.98	Class A2	5.00	1,000.00	1,017.85	1.40	7.00
Class C	0.70	1,000.00	1,007.00	1.95	9.70	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	1.07	1,000.00	1,010.70	1.20	5.98	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	1.15	1,000.00	1,011.50	0.90	4.49	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	1.25	1,000.00	1,012.50	0.75	3.74	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 13.9%
Auto Components — 2.5%
American Axle & Manufacturing Holdings Inc.	200,820	$3,132,792	*
Cooper Tire & Rubber Co.	110,888	4,003,057
Cooper-Standard Holdings Inc.	37,756	3,808,448	*
Dana Inc.	117,604	2,626,097
Stoneridge Inc.	117,980	1,818,072	*
Superior Industries International Inc.	52,268	1,074,107
Tenneco Inc.	70,685	4,087,713
Tower International Inc.	110,104	2,471,835
Total Auto Components		23,022,121
Diversified Consumer Services — 0.6%
Adtalem Global Education Inc.	88,966	3,376,260
Sotheby’s	45,089	2,419,926	*
Total Diversified Consumer Services		5,796,186
Hotels, Restaurants & Leisure — 5.3%
BJ’s Restaurants Inc.	78,041	2,907,027	*
Bloomin’ Brands Inc.	178,017	3,779,301
Boyd Gaming Corp.	176,100	4,369,041
Caesars Entertainment Corp.	205,665	2,467,980	*
Cheesecake Factory Inc.	46,056	2,316,617
Dave & Buster’s Entertainment Inc.	66,882	4,448,322	*
Denny’s Corp.	73,715	867,626	*
Eldorado Resorts Inc.	156,791	3,135,820	*
Intrawest Resorts Holdings Inc.	39,719	942,929	*
Jack in the Box Inc.	51,256	5,048,716
Marcus Corp.	32,329	976,336
Marriott Vacations Worldwide Corp.	46,738	5,503,399
Penn National Gaming Inc.	217,559	4,655,763	*
Pinnacle Entertainment Inc.	45,807	905,146	*
Ruth’s Hospitality Group Inc.	55,938	1,216,651
Scientific Games Corp., Class A Shares	110,600	2,886,660	*
Sonic Corp.	92,460	2,449,265
Total Hotels, Restaurants & Leisure		48,876,599
Household Durables — 1.3%
Hooker Furniture Corp.	19,140	787,611
iRobot Corp.	37,656	3,168,376	*
KB Home	263,438	6,314,609
M.D.C. Holdings Inc.	62,616	2,212,223
Total Household Durables		12,482,819

See Notes to Financial Statements.

4	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Leisure Products — 0.4%
Malibu Boats Inc., Class A Shares	40,900	$1,058,083	*
Sturm Ruger & Co. Inc.	36,272	2,254,305
Total Leisure Products		3,312,388
Media — 0.7%
Media General Inc., Contingent Value Rights	90,228	0	(a)(b)(c)
Meredith Corp.	39,481	2,347,146
Nexstar Media Group Inc.	11,269	673,886
Sinclair Broadcast Group Inc., Class A Shares	113,000	3,717,700
Total Media		6,738,732
Multiline Retail — 0.5%
Big Lots Inc.	88,942	4,295,899
Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A Shares	293,042	3,645,442
Ascena Retail Group Inc.	306,928	659,895	*
Barnes & Noble Inc.	257,370	1,956,012
Caleres Inc.	68,121	1,892,401
Christopher & Banks Corp.	131,467	172,222	*
Express Inc.	374,994	2,531,209	*
Finish Line Inc., Class A Shares	165,617	2,346,793
Francesca’s Holdings Corp.	36,554	399,901	*
Genesco. Inc.	24,540	831,906	*
Office Depot Inc.	254,417	1,434,912
Sonic Automotive Inc., Class A Shares	56,979	1,108,242
Total Specialty Retail		16,978,935
Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.	34,723	2,370,192	*
Perry Ellis International Inc.	43,316	842,929	*
Vera Bradley Inc.	51,082	499,582	*
Wolverine World Wide Inc.	122,147	3,421,338
Total Textiles, Apparel & Luxury Goods		7,134,041
Total Consumer Discretionary		128,637,720
Consumer Staples — 2.8%
Food & Staples Retailing — 0.6%
Andersons Inc.	48,332	1,650,538
Ingles Markets Inc., Class A Shares	13,827	460,439
SpartanNash Co.	46,938	1,218,510
SUPERVALU Inc.	522,087	1,717,666	*
Total Food & Staples Retailing		5,047,153

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Food Products — 2.1%
Darling Ingredients Inc.	253,024	$3,982,598	*
Dean Foods Co.	255,568	4,344,656
Fresh Del Monte Produce Inc.	79,994	4,072,495
Omega Protein Corp.	53,741	961,964
Sanderson Farms Inc.	53,170	6,149,110
Total Food Products		19,510,823
Personal Products — 0.1%
Medifast Inc.	32,181	1,334,546
Total Consumer Staples		25,892,522
Energy — 2.2%
Energy Equipment & Services — 0.7%
Exterran Corp.	72,773	1,943,039	*
Mammoth Energy Services Inc.	33,798	628,643	*
Oil States International Inc.	69,126	1,876,771	*
Pioneer Energy Services Corp.	382,030	783,161	*
Unit Corp.	85,898	1,608,870	*
Total Energy Equipment & Services		6,840,484
Oil, Gas & Consumable Fuels — 1.5%
Abraxas Petroleum Corp.	625,718	1,013,663	*
Alon USA Energy Inc.	146,632	1,953,138
Carrizo Oil & Gas Inc.	43,564	758,885	*
Delek US Holdings Inc.	103,182	2,728,132
Green Plains Inc.	34,794	715,017
Halcon Resources Corp.	147,995	671,897	*
Matador Resources Co.	96,986	2,072,591	*
Pacific Ethanol Inc.	63,559	397,244	*
Renewable Energy Group Inc.	34,557	447,513	*
REX American Resources Corp.	19,337	1,867,181	*
Stone Energy Corp.	43,091	792,012	*
Total Oil, Gas & Consumable Fuels		13,417,273
Total Energy		20,257,757
Financials — 18.3%
Banks — 9.4%
Banc of California Inc.	219,975	4,729,462
Berkshire Hills Bancorp Inc.	38,070	1,338,160
Brookline Bancorp Inc.	130,549	1,906,015
Cathay General Bancorp	47,909	1,818,147
Centerstate Banks Inc.	93,166	2,316,107

See Notes to Financial Statements.

6	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Banks — continued
Columbia Banking System Inc.	108,447	$4,321,613
Community Trust Bancorp Inc.	25,462	1,113,962
Customers Bancorp Inc.	77,155	2,181,943	*
First Bancorp	441,844	2,558,277	*
First Commonwealth Financial Corp.	144,359	1,830,472
First Financial Bancorp	33,787	935,900
First Interstate BancSystem Inc., Class A Shares	62,313	2,318,044
First Merchants Corp.	113,193	4,543,567
First Midwest Bancorp Inc.	157,830	3,679,017
Great Western Bancorp Inc.	106,431	4,343,449
Hancock Holding Co.	49,761	2,438,289
Hanmi Financial Corp.	162,328	4,618,232
Heartland Financial USA Inc.	33,013	1,554,912
Heritage Financial Corp.	21,453	568,505
Hilltop Holdings Inc.	125,946	3,301,045
Home BancShares Inc.	148,737	3,703,551
IBERIABANK Corp.	73,338	5,977,047
Independent Bank Group Inc.	16,227	965,507
OFG Bancorp	122,233	1,222,330
Opus Bank	104,142	2,520,236
Seacoast Banking Corp.	40,411	973,905	*
Union Bankshares Corp.	31,021	1,051,612
United Community Banks Inc.	190,485	5,295,483
Valley National Bancorp	154,722	1,827,267
Western Alliance Bancorp	105,358	5,183,614	*
Wintrust Financial Corp.	73,437	5,613,524
Total Banks		86,749,194
Capital Markets — 1.7%
Cowen Inc.	96,260	1,564,225	*
Evercore Partners Inc., Class A Shares	66,678	4,700,799
International FCStone Inc.	54,072	2,041,759	*
Investment Technology Group Inc.	54,782	1,163,570
KCG Holdings Inc., Class A Shares	175,994	3,509,320	*
Manning & Napier Inc.	117,186	509,759
Piper Jaffray Cos.	31,223	1,871,819
Total Capital Markets		15,361,251

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Consumer Finance — 0.3%
Consumer Portfolio Services Inc.	67,093	$305,273	*
Enova International Inc.	95,043	1,411,389	*
Nelnet Inc., Class A Shares	14,321	673,230
Total Consumer Finance		2,389,892
Insurance — 2.3%
American Equity Investment Life Holding Co.	88,403	2,323,231
CNO Financial Group Inc.	116,423	2,430,912
Employers Holdings Inc.	35,754	1,512,394
Genworth Financial Inc., Class A Shares	302,576	1,140,712	*
HCI Group Inc.	81,231	3,816,232
Heritage Insurance Holdings Inc.	141,625	1,843,958
Infinity Property & Casualty Corp.	5,022	472,068
Maiden Holdings Ltd.	198,995	2,208,844
Primerica Inc.	18,000	1,363,500
United Fire Group Inc.	36,978	1,629,251
Universal Insurance Holdings Inc.	116,477	2,935,220
Total Insurance		21,676,322
Mortgage Real Estate Investment (REITs) — 0.7%
Ladder Capital Corp.	154,914	2,077,396
MTGE Investment Corp.	76,321	1,434,835
Pennymac Mortgage Investment Trust	152,814	2,794,968
Total Mortgage Real Estate Investment (REITs)		6,307,199
Thrifts & Mortgage Finance — 3.9%
BofI Holding Inc.	216,218	5,128,691	*
Dime Community Bancshares Inc.	33,859	663,636
Essent Group Ltd.	158,465	5,885,390	*
HomeStreet Inc.	75,705	2,095,136	*
LendingTree Inc.	18,864	3,248,381	*
Meta Financial Group Inc.	24,364	2,168,396
MGIC Investment Corp.	583,799	6,538,549	*
NMI Holdings Inc., Class A Shares	121,779	1,394,370	*
PennyMac Financial Services Inc., Class A Shares	54,752	914,358	*
Radian Group Inc.	232,228	3,796,928
Walker & Dunlop Inc.	54,635	2,667,827	*
WSFS Financial Corp.	45,057	2,043,335
Total Thrifts & Mortgage Finance		36,544,997
Total Financials		169,028,855

See Notes to Financial Statements.

8	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care — 13.9%
Biotechnology — 5.1%
Achillion Pharmaceuticals Inc.	295,518	$1,356,428	*
Acorda Therapeutics Inc.	93,516	1,842,265	*
AMAG Pharmaceuticals Inc.	72,531	1,334,570	*
Amicus Therapeutics Inc.	145,288	1,463,050	*
Aptevo Therapeutics Inc.	57,982	120,023	*
Arena Pharmaceuticals Inc.	24,190	408,085	*
Celldex Therapeutics Inc.	343,095	847,445	*
Chimerix Inc.	178,653	973,659	*
Concert Pharmaceuticals Inc.	72,950	1,017,653	*
Dyax Corp., Contingent Value Rights	233,901	0	(a)(b)(c)
Eagle Pharmaceuticals Inc.	36,238	2,858,816	*
Emergent BioSolutions Inc.	91,013	3,086,251	*
Enanta Pharmaceuticals Inc.	61,383	2,208,560	*
Epizyme Inc.	71,196	1,075,060	*
Geron Corp.	645,734	1,788,683	*
Halozyme Therapeutics Inc.	73,989	948,539	*
Infinity Pharmaceuticals Inc.	135,100	212,107	*
Insmed Inc.	57,562	987,764	*
Insys Therapeutics Inc.	140,736	1,780,311	*
MiMedx Group Inc.	270,592	4,050,762	*
Momenta Pharmaceuticals Inc.	153,003	2,585,751	*
NewLink Genetics Corp.	109,404	804,119	*
Osiris Therapeutics Inc.	105,040	672,256	*
Peregrine Pharmaceuticals Inc.	391,300	237,910	*
PTC Therapeutics Inc.	192,104	3,521,266	*
Repligen Corp.	126,739	5,252,064	*
Sangamo Therapeutics Inc.	113,239	996,503	*
Trevena Inc.	137,704	316,719	*
Vanda Pharmaceuticals Inc.	265,936	4,334,757	*
Total Biotechnology		47,081,376
Health Care Equipment & Supplies — 3.6%
Analogic Corp.	23,084	1,677,053
AngioDynamics Inc.	35,467	574,920	*
Cardiovascular Systems Inc.	77,845	2,508,944	*
Heska Corp.	23,304	2,378,639	*
ICU Medical Inc.	21,824	3,764,640	*
Lantheus Holdings Inc.	97,157	1,714,821	*

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Masimo Corp.	23,809	$2,170,905	*
Merit Medical Systems Inc.	116,297	4,436,730	*
Natus Medical Inc.	80,749	3,011,938	*
NuVasive Inc.	36,918	2,839,733	*
NxStage Medical Inc.	83,090	2,083,066	*
OraSure Technologies Inc.	288,856	4,985,655	*
Orthofix International NV	31,132	1,447,015	*
Total Health Care Equipment & Supplies		33,594,059
Health Care Providers & Services — 2.2%
Community Health Systems Inc.	445,886	4,441,024	*
Ensign Group Inc.	62,831	1,367,831
Kindred Healthcare Inc.	201,983	2,353,102
Magellan Health Inc.	79,257	5,777,835	*
Molina Healthcare Inc.	94,599	6,544,359	*
Total Health Care Providers & Services		20,484,151
Life Sciences Tools & Services — 1.5%
Cambrex Corp.	50,098	2,993,356	*
INC Research Holdings Inc., Class A Shares	72,485	4,240,372	*
Luminex Corp.	35,434	748,366
PAREXEL International Corp.	23,877	2,075,150	*
PRA Health Sciences Inc.	50,600	3,795,506	*
Total Life Sciences Tools & Services		13,852,750
Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals Inc.	65,523	1,170,241	*
DepoMed Inc.	71,360	766,406	*
Horizon Pharma PLC	144,966	1,720,747	*
Innoviva Inc.	119,484	1,529,395	*
Intersect ENT Inc.	54,400	1,520,480	*
Revance Therapeutics Inc.	47,313	1,249,063	*
SciClone Pharmaceuticals Inc.	313,809	3,451,899	*
Sucampo Pharmaceuticals Inc., Class A Shares	90,197	947,069	*
Supernus Pharmaceuticals Inc.	23,204	1,000,092	*
Total Pharmaceuticals		13,355,392
Total Health Care		128,367,728
Industrials — 12.9%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	35,523	3,260,301
Moog Inc., Class A Shares	17,289	1,239,967	*
Total Aerospace & Defense		4,500,268

See Notes to Financial Statements.

10	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings Inc.	43,395	$2,263,049	*
Hub Group Inc., Class A Shares	51,092	1,959,378	*
Total Air Freight & Logistics		4,222,427
Airlines — 0.9%
Hawaiian Holdings Inc.	117,763	5,528,973	*
SkyWest Inc.	81,469	2,859,562
Total Airlines		8,388,535
Building Products — 1.1%
Continental Building Products Inc.	71,781	1,672,497	*
Masonite International Corp.	12,402	936,351	*
NCI Building Systems Inc.	104,095	1,738,387	*
Patrick Industries Inc.	43,278	3,152,802	*
Universal Forest Products Inc.	29,596	2,584,027
Total Building Products		10,084,064
Commercial Services & Supplies — 3.6%
ABM Industries Inc.	28,672	1,190,461
ACCO Brands Corp.	151,367	1,763,426	*
Brink’s Co.	71,521	4,791,907
Deluxe Corp.	78,859	5,458,620
Ennis Inc.	59,425	1,135,017
Essendant Inc.	95,290	1,413,151
Herman Miller Inc.	79,294	2,410,538
Interface Inc.	179,459	3,526,369
Knoll Inc.	137,761	2,762,108
Quad Graphics Inc.	93,138	2,134,723
Steelcase Inc., Class A Shares	219,870	3,078,180
Tetra Technology Inc.	76,981	3,521,881
Total Commercial Services & Supplies		33,186,381
Construction & Engineering — 1.5%
Argan Inc.	56,128	3,367,680
Comfort Systems USA Inc.	76,751	2,847,462
EMCOR Group Inc.	80,991	5,295,192
MYR Group Inc.	76,027	2,358,357	*
Total Construction & Engineering		13,868,691
Electrical Equipment — 0.7%
Atkore International Group Inc.	141,239	3,184,940	*
Generac Holdings Inc.	90,340	3,263,984	*
Total Electrical Equipment		6,448,924

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Machinery — 1.9%
Alamo Group Inc.	7,417	$673,538
Briggs & Stratton Corp.	4,943	119,126
Federal Signal Corp.	135,223	2,347,471
Global Brass & Copper Holdings Inc.	74,321	2,270,507
Harsco Corp.	133,479	2,149,012	*
Mueller Water Products Inc., Class A Shares	87,715	1,024,511
SPX Corp.	30,162	758,876	*
Supreme Industries Inc., Class A Shares	110,586	1,819,140
Wabash National Corp.	290,632	6,388,091
Total Machinery		17,550,272
Professional Services — 1.1%
Barrett Business Services Inc.	22,910	1,312,514
Insperity Inc.	60,778	4,315,238
Navigant Consulting Inc.	95,364	1,884,393	*
TrueBlue Inc.	88,215	2,337,697	*
Total Professional Services		9,849,842
Road & Rail — 0.6%
Swift Transportation Co.	160,791	4,260,962	*
YRC Worldwide Inc.	161,417	1,794,957	*
Total Road & Rail		6,055,919
Trading Companies & Distributors — 0.5%
Aircastle Ltd.	148,924	3,239,097
CAI International Inc.	64,874	1,531,026	*
Total Trading Companies & Distributors		4,770,123
Total Industrials		118,925,446
Information Technology — 17.4%
Communications Equipment — 1.7%
ADTRAN Inc.	70,771	1,461,421
Black Box Corp.	34,187	292,299
Brocade Communications Systems Inc.	107,903	1,360,657
InterDigital Inc.	28,144	2,175,531
NETGEAR Inc.	63,767	2,748,358	*
Plantronics Inc.	47,051	2,461,238
Ubiquiti Networks Inc.	39,056	2,029,740	*
Viavi Solutions Inc.	302,806	3,188,547	*
Total Communications Equipment		15,717,791
Electronic Equipment, Instruments & Components — 3.7%
Belden Inc.	34,613	2,610,859
Benchmark Electronics Inc.	181,431	5,860,221	*

See Notes to Financial Statements.

12	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Insight Enterprises Inc.	94,564	$3,781,614	*
Methode Electronics Inc.	97,085	3,999,902
Plexus Corp.	76,054	3,998,159	*
Sanmina Corp.	157,485	6,000,178	*
ScanSource Inc.	32,892	1,325,548	*
Tech Data Corp.	62,964	6,359,364	*
Total Electronic Equipment, Instruments & Components		33,935,845
Internet Software & Services — 1.8%
Bankrate Inc.	95,002	1,220,775	*
Box Inc., Class A Shares	197,324	3,599,190	*
Carbonite Inc.	81,021	1,766,258	*
j2 Global Inc.	56,599	4,816,009
NIC Inc.	50,326	953,678
WebMD Health Corp.	77,932	4,570,712	*
Total Internet Software & Services		16,926,622
IT Services — 2.5%
Acxiom Corp.	30,230	785,375	*
CACI International Inc., Class A Shares	25,247	3,157,137	*
Convergys Corp.	133,379	3,171,753
EVERTEC Inc.	82,044	1,419,361
Hackett Group Inc.	68,857	1,067,284
NeuStar Inc., Class A Shares	77,565	2,586,793	*
Science Applications International Corp.	53,976	3,747,014
Sykes Enterprises Inc.	101,061	3,388,575	*
Travelport Worldwide Ltd.	135,736	1,867,727
Unisys Corp.	152,991	1,958,285	*
Total IT Services		23,149,304
Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology Inc.	256,196	2,503,035	*
Brooks Automation Inc.	49,168	1,066,454
Cirrus Logic Inc.	100,020	6,273,254	*
Cohu Inc.	70,580	1,110,929
Diodes Inc.	18,816	452,148	*
Integrated Device Technology Inc.	121,548	3,134,723	*
MaxLinear Inc.	152,474	4,252,500	*
NeoPhotonics Corp.	110,833	855,631	*
Photronics Inc.	102,944	967,674	*
Power Integrations Inc.	25,034	1,824,979

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Rudolph Technologies Inc.	58,283	$1,331,766	*
Semtech Corp.	108,681	3,885,346	*
Silicon Laboratories Inc.	48,400	3,308,140	*
Xcerra Corp.	58,085	567,490	*
Xperi Corp.	68,942	2,054,472
Total Semiconductors & Semiconductor Equipment		33,588,541
Software — 3.8%
A10 Networks Inc.	114,110	963,088	*
Aspen Technology Inc.	59,826	3,305,985	*
Barracuda Networks Inc.	110,666	2,551,958	*
CommVault Systems Inc.	33,099	1,868,439	*
Fair Isaac Corp.	36,854	5,137,816
Gigamon Inc.	51,354	2,020,780	*
Manhattan Associates Inc.	100,090	4,810,325	*
MicroStrategy Inc., Class A Shares	23,047	4,417,418	*
Progress Software Corp.	124,112	3,833,820
Rubicon Project Inc.	93,419	480,174	*
TiVo Corp.	181,153	3,378,503
Varonis Systems Inc.	12,814	476,681	*
VASCO Data Security International Inc.	104,830	1,504,311	*
Total Software		34,749,298
Technology Hardware, Storage & Peripherals — 0.3%
Intevac Inc.	54,561	605,627	*
Super Micro Computer Inc.	101,932	2,512,624	*
Total Technology Hardware, Storage & Peripherals		3,118,251
Total Information Technology		161,185,652
Materials — 3.6%
Chemicals — 1.8%
A. Schulman Inc.	64,270	2,056,640
Chemours Co.	100,810	3,822,715
Innophos Holdings Inc.	37,596	1,648,209
Koppers Holdings Inc.	56,794	2,053,103	*
Rayonier Advanced Materials Inc.	112,973	1,775,936
Trinseo SA	69,200	4,754,040
Total Chemicals		16,110,643
Metals & Mining — 1.0%
Coeur Mining Inc.	250,910	2,152,808	*
Commercial Metals Co.	112,268	2,181,367

See Notes to Financial Statements.

14	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Metals & Mining — continued
Hecla Mining Co.	380,348	$1,939,775
Olympic Steel Inc.	40,593	790,752
TimkenSteel Corp.	66,024	1,014,789	*
Worthington Industries Inc.	27,979	1,405,105
Total Metals & Mining		9,484,596
Paper & Forest Products — 0.8%
Clearwater Paper Corp.	49,699	2,323,428	*
KapStone Paper and Packaging Corp.	259,721	5,358,044
Total Paper & Forest Products		7,681,472
Total Materials		33,276,711
Real Estate — 7.9%
Equity Real Estate Investment Trusts (REITs) — 7.2%
Ashford Hospitality Prime Inc.	60,635	623,934
Ashford Hospitality Trust Inc.	408,855	2,485,838
CBL & Associates Properties Inc.	209,366	1,764,955
Chatham Lodging Trust	50,652	1,017,599
Coresite Realty Corp.	20,722	2,145,349
DiamondRock Hospitality Co.	434,728	4,760,272
FelCor Lodging Trust Inc.	530,980	3,828,366
First Industrial Realty Trust Inc.	84,342	2,413,868
GEO Group Inc.	45,092	1,333,370
Hersha Hospitality Trust	164,061	3,036,769
InfraREIT Inc.	72,030	1,379,374	*
LaSalle Hotel Properties	158,848	4,733,670
Lexington Realty Trust	425,072	4,212,464
NexPoint Residential Trust Inc.	28,047	698,090
Potlatch Corp.	112,787	5,154,366
Ramco-Gershenson Properties Trust	115,403	1,488,699
RLJ Lodging Trust	191,107	3,797,296
Ryman Hospitality Properties Inc.	42,556	2,724,010
Sabra Health Care REIT Inc.	116,974	2,819,073
Summit Hotel Properties Inc.	218,524	4,075,473
Sunstone Hotel Investors Inc.	350,302	5,646,868
Washington Prime Group Inc.	329,689	2,759,497
Xenia Hotels & Resorts Inc.	188,092	3,643,342
Total Equity Real Estate Investment Trusts (REITs)		66,542,542
Real Estate Management & Development — 0.7%
Forestar Real Estate Group Inc.	84,517	1,449,467	*
HFF Inc., Class A Shares	85,795	2,983,092

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

QS U.S. Small Capitalization Equity Fund

Security	Shares	Value
Real Estate Management & Development — continued
Marcus & Millichap Inc.	62,078	$1,636,376	*
Total Real Estate Management & Development		6,068,935
Total Real Estate		72,611,477
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings Inc.	98,773	3,960,798
IDT Corp., Class B Shares	25,738	369,855
Windstream Holdings Inc.	420,815	1,632,762
Total Telecommunication Services		5,963,415
Utilities — 4.2%
Electric Utilities — 1.5%
ALLETE Inc.	60,591	4,343,163
El Paso Electric Co.	38,288	1,979,489
IDACORP Inc.	25,471	2,173,950
PNM Resources Inc.	145,864	5,579,298
Total Electric Utilities		14,075,900
Gas Utilities — 1.7%
Chesapeake Utilities Corp.	17,252	1,293,037
New Jersey Resources Corp.	39,874	1,582,998
Northwest Natural Gas Co.	27,866	1,667,780
ONE Gas Inc.	53,418	3,729,111
Southwest Gas Holdings Inc.	60,478	4,418,523
WGL Holdings Inc.	29,599	2,469,444
Total Gas Utilities		15,160,893
Independent Power and Renewable Electricity Producers — 0.5%
Dynegy Inc.	229,843	1,900,802	*
NRG Yield Inc., Class C Shares	35,300	621,280
Pattern Energy Group Inc.	90,232	2,151,131
Total Independent Power and Renewable Electricity Producers		4,673,213
Multi-Utilities — 0.5%
Avista Corp.	89,562	3,802,803
Unitil Corp.	13,453	649,914
Total Multi-Utilities		4,452,717
Total Utilities		38,362,723
Total Common Stocks (Cost — $752,828,324)		902,510,006
Investments in Underlying Funds — 0.7%
iShares Trust — iShares Russell 2000 ETF (Cost — $6,513,698)	49,257	6,941,296
Total Investments before Short-Term Investments (Cost — $759,342,022)		909,451,302

See Notes to Financial Statements.

16	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS U.S. Small Capitalization Equity Fund

Security	Rate	Shares	Value
Short-Term Investments — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $14,762,751)	0.935%	14,762,751	$14,762,751
Total Investments — 100.0% (Cost — $774,104,773)			924,214,053
Liabilities in Excess of Other Assets — (0.0)%			(105,573)
Total Net Assets — 100.0%			$924,108,480

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $774,104,773)	$924,214,053
Receivable for Fund shares sold	1,244,637
Dividends and interest receivable	1,182,815
Receivable for securities sold	419,855
Prepaid expenses	57,535
Total Assets	927,118,895

Liabilities:
Payable for securities purchased	1,440,169
Payable for Fund shares repurchased	862,213
Investment management fee payable	527,073
Trustees’ fees payable	15,675
Service and/or distribution fees payable	15,569
Accrued expenses	149,716
Total Liabilities	3,010,415
Total Net Assets	$924,108,480

Net Assets:
Par value (Note 7)	$677
Paid-in capital in excess of par value	753,574,819
Undistributed net investment income	1,265,964
Accumulated net realized gain on investments	19,157,740
Net unrealized appreciation on investments	150,109,280
Total Net Assets	$924,108,480

See Notes to Financial Statements.

18	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

Net Assets:
Class A	$19,884,081
Class A2	$34,715,067
Class C	$5,315,655
Class FI	$195,795
Class I	$22,924,768
Class IS	$841,073,114

Shares Outstanding:
Class A	1,456,152
Class A2	2,571,655
Class C	416,067
Class FI	14,940
Class I	1,644,065
Class IS	61,558,355

Net Asset Value:
Class A (and redemption price)	$13.66
Class A2 (and redemption price)	$13.50
Class C*	$12.78
Class FI (and redemption price)	$13.11
Class I (and redemption price)	$13.94
Class IS (and redemption price)	$13.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$14.49
Class A2 (based on maximum initial sales charge of 5.75%)	$14.32

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividends and distributions	$6,141,554
Return of capital (Note 1(d))	(358,958)
Net Dividends and Distributions	5,782,596
Interest	56,137
Less: Foreign taxes withheld	(1,467)
Total Investment Income	5,837,266

Expenses:
Investment management fee (Note 2)	3,136,225
Service and/or distribution fees (Notes 2 and 5)	93,325
Transfer agent fees (Note 5)	88,056
Trustees’ fees	58,690
Registration fees	55,341
Legal fees	52,163
Fund accounting fees	41,648
Shareholder reports	21,366
Audit and tax fees	19,130
Fees recaptured by investment manager (Note 2)	12,742
Insurance	7,634
Custody fees	4,687
Interest expense	14
Miscellaneous expenses	7,168
Total Expenses	3,598,189
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(41,341)
Net Expenses	3,556,848
Net Investment Income	2,280,418

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	19,500,672
REIT distributions	208,686
Net Realized Gain	19,709,358
Change in Net Unrealized Appreciation (Depreciation) From Investments	(10,522,721)
Net Gain on Investments	9,186,637
Increase in Net Assets From Operations	$11,467,055

See Notes to Financial Statements.

20	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$2,280,418	$5,520,902
Net realized gain	19,709,358	58,176,244
Change in net unrealized appreciation (depreciation)	(10,522,721)	109,226,851
Increase in Net Assets From Operations	11,467,055	172,923,997

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	—	(5,500,040)
Net realized gains	(4,730,733)	(41,500,709)
Decrease in Net Assets From Distributions to Shareholders	(4,730,733)	(47,000,749)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	115,415,450	202,459,258
Reinvestment of distributions	4,727,376	46,959,555
Cost of shares repurchased	(95,507,371)	(593,031,710)
Increase (Decrease) in Net Assets From Fund Share Transactions	24,635,455	(343,612,897)
Increase (Decrease) in Net Assets	31,371,777	(217,689,649)

Net Assets:
Beginning of period	892,736,703	1,110,426,352
End of period*	$924,108,480	$892,736,703
*Includes undistributed (overdistributed) net investment income, respectively, of:	$1,265,964	$(1,014,454)

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$13.58	$11.95	$13.46	$13.80	$10.94	$9.50

Income (loss) from operations:
Net investment income (loss)	0.01	0.02	0.00 [4]	(0.03)	(0.01)	0.09
Net realized and unrealized gain (loss)	0.14	2.31	(0.64)	1.22	4.08	1.41
Total income (loss) from operations	0.15	2.33	(0.64)	1.19	4.07	1.50

Less distributions from:
Net investment income	—	(0.04)	—	—	(0.05)	(0.06)
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.70)	(0.87)	(1.53)	(1.21)	(0.06)

Net asset value, end of period	$13.66	$13.58	$11.95	$13.46	$13.80	$10.94
Total return[5]	1.10%	19.46%	(4.89)%	9.09%	37.82%	15.83%

Net assets, end of period (000s)	$19,884	$20,690	$18,127	$17,244	$17,896	$16,889

Ratios to average net assets:
Gross expenses	1.15%[6]	1.19%[7]	1.20%[7]	1.21%[7]	1.23%[7]	1.24%
Net expenses[8]	1.15 [6,9]	1.19 [7]	1.20 [7,9]	1.20 [7,9]	1.20 [7,9]	1.21 [9]
Net investment income (loss)	0.14 [6]	0.18	0.01	(0.21)	(0.07)	0.82

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2018, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$13.44	$11.84	$13.37	$13.75	$10.93	$10.58

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.00 [4]	(0.02)	(0.04)	(0.00) [4]	0.07
Net realized and unrealized gain (loss)	0.14	2.28	(0.64)	1.19	4.05	0.40
Total income (loss) from operations	0.13	2.28	(0.66)	1.15	4.05	0.47

Less distributions from:
Net investment income	—	(0.02)	—	—	(0.07)	(0.12)
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.68)	(0.87)	(1.53)	(1.23)	(0.12)

Net asset value, end of period	$13.50	$13.44	$11.84	$13.37	$13.75	$10.93
Total return[5]	0.96%	19.23%	(5.08)%	8.82%	37.69%	4.41%

Net assets, end of period (000s)	$34,715	$31,598	$22,061	$14,399	$3,522	$353

Ratios to average net assets:
Gross expenses	1.40%[6,7]	1.45%	1.49%[7]	1.58%[7]	1.72%[7]	1.20%[6]
Net expenses[8]	1.40 [6,7]	1.40 [9]	1.40 [7,9]	1.40 [7,9]	1.35 [7,9]	1.05 [6,9]
Net investment income (loss)	(0.09) [6]	(0.02)	(0.19)	(0.33)	(0.02)	3.98 [6]

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period October 31, 2012 (inception date) to December 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.40%. This arrangement is expected to continue until December 31, 2018, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.76	$11.31	$12.88	$13.37	$10.69	$9.30

Income (loss) from operations:
Net investment income (loss)	(0.04)	(0.07)	(0.10)	(0.13)	(0.10)	0.01
Net realized and unrealized gain (loss)	0.13	2.18	(0.60)	1.17	3.96	1.38
Total income (loss) from operations	0.09	2.11	(0.70)	1.04	3.86	1.39

Less distributions from:
Net investment income	—	—	—	—	(0.02)	—
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.66)	(0.87)	(1.53)	(1.18)	—

Net asset value, end of period	$12.78	$12.76	$11.31	$12.88	$13.37	$10.69
Total return[4]	0.70%	18.61%	(5.59)%	8.24%	36.72%	14.95%

Net assets, end of period (000s)	$5,316	$5,646	$6,012	$6,367	$6,179	$5,073

Ratios to average net assets:
Gross expenses	1.95%[5,6]	1.96%[6]	1.96%[6]	2.09%	2.06%[6]	2.06%[6]
Net expenses[7,8]	1.95 [5,6]	1.95 [6]	1.95 [6]	1.95	1.95 [6]	1.97 [6]
Net investment income (loss)	(0.66) [5]	(0.59)	(0.74)	(0.96)	(0.81)	0.07

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2018, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$13.04	$11.54	$13.03	$13.42	$10.68	$9.27

Income (loss) from operations:
Net investment income (loss)	0.01	0.02	(0.03)	(0.03)	0.01	0.10
Net realized and unrealized gain (loss)	0.13	2.24	(0.59)	1.17	3.96	1.36
Total income (loss) from operations	0.14	2.26	(0.62)	1.14	3.97	1.46

Less distributions from:
Net investment income	—	(0.10)	—	—	(0.07)	(0.05)
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.76)	(0.87)	(1.53)	(1.23)	(0.05)

Net asset value, end of period	$13.11	$13.04	$11.54	$13.03	$13.42	$10.68
Total return[4]	1.07%	19.51%	(4.91)%	8.97%	37.87%	15.74%

Net assets, end of period (000s)	$196	$167	$64	$1,218	$2,614	$902

Ratios to average net assets:
Gross expenses	1.26%[5]	1.66%[6]	1.36%[6]	1.48%[6]	1.34%[6]	1.53%[6]
Net expenses[7,8]	1.20 [5]	1.20 [6]	1.20 [6]	1.20 [6]	1.20 [6]	1.22 [6]
Net investment income (loss)	0.12 [5]	0.20	(0.21)	(0.24)	0.09	0.87

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2018, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$13.85	$12.10	$13.60	$13.90	$11.00	$9.47

Income (loss) from operations:
Net investment income	0.03	0.05	0.10	0.03	0.05	0.05
Net realized and unrealized gain (loss)	0.13	2.36	(0.69)	1.23	4.11	1.51
Total income (loss) from operations	0.16	2.41	(0.59)	1.26	4.16	1.56

Less distributions from:
Net investment income	—	—	(0.04)	(0.03)	(0.10)	(0.03)
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.66)	(0.91)	(1.56)	(1.26)	(0.03)

Net asset value, end of period	$13.94	$13.85	$12.10	$13.60	$13.90	$11.00
Total return[4]	1.15%	19.88%	(4.51)%	9.53%	38.48%	16.50%

Net assets, end of period (000s)	$22,925	$23,387	$275,797	$5,559	$9,126	$9,438

Ratios to average net assets:
Gross expenses	0.90%[5,6]	0.98%	0.76%[6]	0.78%[6]	0.78%[6]	0.89%
Net expenses[7]	0.90 [5,6,8]	0.90 [8]	0.76 [6]	0.77 [6,8]	0.77 [6,8]	0.89 [8]
Net investment income	0.39 [5]	0.43	0.76	0.19	0.37	0.47

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2018, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013	2012[3,4]

Net asset value, beginning of period	$13.56	$11.92	$13.41	$13.73	$10.88	$10.67

Income (loss) from operations:
Net investment income	0.04	0.07	0.06	0.03	0.05	0.13
Net realized and unrealized gain (loss)	0.13	2.33	(0.64)	1.21	4.06	0.21
Total income (loss) from operations	0.17	2.40	(0.58)	1.24	4.11	0.34

Less distributions from:
Net investment income	—	(0.10)	(0.04)	(0.03)	(0.10)	(0.13)
Net realized gains	(0.07)	(0.66)	(0.87)	(1.53)	(1.16)	—
Total distributions	(0.07)	(0.76)	(0.91)	(1.56)	(1.26)	(0.13)

Net asset value, end of period	$13.66	$13.56	$11.92	$13.41	$13.73	$10.88
Total return[5]	1.25%	20.04%	(4.47)%	9.50%	38.46%	3.22%

Net assets, end of period (000s)	$841,073	$811,249	$788,366	$742,715	$768,829	$549,249

Ratios to average net assets:
Gross expenses	0.76%[6]	0.76%[7]	0.75%[7]	0.76%	0.77%	0.79%[6]
Net expenses[8,9]	0.75 [6]	0.75 [7]	0.75 [7]	0.75	0.75	0.74 [6]
Net investment income	0.55 [6]	0.60	0.44	0.24	0.41	1.58 [6]

Portfolio turnover rate	17%	33%	34%	42%	85%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2012.

[4]	For the period March 23, 2012 (inception date) to December 31, 2012.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

28	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Consumer discretionary	$128,637,720	—	$0	*	$128,637,720
Health care	128,367,728	—	0	*	128,367,728
Other common stocks	645,504,558	—	—		645,504,558
Investments in underlying funds	6,941,296	—	—		6,941,296
Total long-term investments	909,451,302	—	0	*	909,451,302
Short-term investments†	14,762,751	—	—		14,762,751
Total investments	$924,214,053	—	$0	*	$924,214,053

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

30	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA will pay QS Investors and Western Asset monthly the entire management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA currently intends to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that total annual operating expenses are not expected to exceed 1.20%, 1.40%, 1.95%, 1.20% and 0.90% for Class A, Class A2, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2018, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $41,341.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class I	Class IS
Expires December 31, 2017	—	$4,979	$8,243	$1,528	—	$107,946
Expires December 31, 2018	—	18,031	822	4,484	—	11,703
Expires December 31, 2019	—	13,105	644	656	$173,493	92,034
Expires December 31, 2020	—	—	2	54	174	41,001
Total fee waiver/expense reimbursements subject to recapture	—	$36,115	$9,711	$6,722	$173,667	$252,684

For the six months ended June 30, 2017, LMPFA recaptured $8,221, $210, and $4,311 for Class A2, Class C and Class I shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and

32	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $320 and $31,597 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A2	Class C
CDSCs	$28	$10

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$178,790,398
Sales	154,132,284

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$210,031,511
Gross unrealized depreciation	(59,922,231)
Net unrealized appreciation	$150,109,280

4. Derivative instruments and hedging activities

During the six months ended June 30, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$25,097	†	$13,956
Class A2	41,088		55,863
Class C	26,922		4,926
Class FI	218		219
Class I	—		11,942
Class IS	—		1,150
Total	$93,325		$88,056

†	The amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $110 for Class A.

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$110
Class A2	—
Class C	2
Class FI	54
Class I	174
Class IS	41,001
Total	$41,341

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class A	—	$59,290
Class A2	—	48,640
Class C	—	—
Class FI	—	1,173
Class I	—	—
Class IS	—	5,390,937
Total	—	$5,500,040

Net Realized Gains:
Class A	$102,179	$964,009
Class A2	177,828	1,479,870
Class C	28,940	282,662
Class FI	1,034	8,006
Class I	114,872	1,088,132
Class IS	4,305,880	37,678,030
Total	$4,730,733	$41,500,709

34	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	122,283	$1,655,785	439,827	$5,147,700
Shares issued on reinvestment	7,210	99,636	72,399	996,207
Shares repurchased	(197,266)	(2,674,314)	(505,795)	(6,181,108)
Net increase (decrease)	(67,773)	$(918,893)	6,431	$(37,201)

Class A2
Shares sold	407,450	$5,460,614	737,755	$8,843,612
Shares issued on reinvestment	13,009	177,828	112,225	1,528,510
Shares repurchased	(200,024)	(2,682,540)	(362,164)	(4,367,060)
Net increase	220,435	$2,955,902	487,816	$6,005,062

Class C
Shares sold	14,834	$187,852	23,716	$280,706
Shares issued on reinvestment	2,230	28,859	21,783	281,658
Shares repurchased	(43,521)	(550,575)	(134,447)	(1,556,961)
Net decrease	(26,457)	$(333,864)	(88,948)	$(994,597)

Class FI
Shares sold	2,539	$33,003	10,572	$109,544
Shares issued on reinvestment	78	1,034	695	9,179
Shares repurchased	(468)	(6,168)	(4,032)	(46,247)
Net increase	2,149	$27,869	7,235	$72,476

Class I
Shares sold	148,960	$2,041,446	2,989,659	$35,209,611
Shares issued on reinvestment	8,089	114,139	76,624	1,075,034
Shares repurchased	(202,151)	(2,790,619)	(24,165,471)	(310,893,207)
Net decrease	(45,102)	$(635,034)	(21,099,188)	$(274,608,562)

Class IS
Shares sold	7,811,354	$106,036,750	12,448,500	$152,868,085
Shares issued on reinvestment	311,343	4,305,880	3,136,851	43,068,967
Shares repurchased	(6,401,027)	(86,803,155)	(21,874,731)	(269,987,127)
Net increase (decrease)	1,721,670	$23,539,475	(6,289,380)	$(74,050,075)

QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

36	QS U.S. Small Capitalization Equity Fund 2017 Semi-Annual Report

QS

U.S. Small Capitalization Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Small Capitalization Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS U.S. Small Capitalization Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Small Capitalization Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

BATX013860 8/17 SR17-3140

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2017